OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

November 30, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:     Oppenheimer Senior Floating Rate Fund (the “Registrant”)

     Reg. No. 333-128848; File No. 811-09373

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-2, which was filed electronically with the Securities and Exchange Commission on November 20, 2009.

Sincerely,

 /s/ Garrett Broadrup

------------------------------------

Garrett Broadrup

Vice President and Assistant Counsel

303-768-6127

gbroadrup@oppenheimerfunds.com

cc:     K&L Gates LLP

          Gloria LaFond
          Nancy S. Vann